Other income, net - Schedule of Summary of Other income / (expense), Net (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other Income and Expenses [Abstract]
Foreign exchange gain / (loss)		$ 4,460	$ 20,680	$ (244)	$ 57,304
Fair value (loss) / gain on contingent consideration		(220)	147	(620)	(7,742)
Fair value (loss) / gain on derivative instruments		(682)	9,360	(1,268)	18,148
Fair value gain on warrant liability	[1]	313	6,435	830	27,489
Gain on debt repurchases		1,680	6,760	9,632	9,752
Other, net	[2]	4,110	(5,152)	11,254	(7,088)
Other income, net		$ 9,661	$ 38,230	$ 19,584	$ 97,863

[1]	The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the unaudited condensed consolidated statement of comprehensive loss.
[2]	Mainly relates to payments and receipts on derivatives as well as certain banking fees.